PRIVATE PLACEMENT (Details) - Avista Public Acquisition Corp. II [Member] - USD ($)		11 Months Ended
	Aug. 12, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 12,350,000
Exercise price of warrant		$ 11.5
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 1.5
Over-Allotment Option [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	900,000
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	8,233,333	8,233,333
Price of warrants	$ 1.5	$ 1.5
Aggregate purchase price	$ 12,350,000	$ 12,350,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.5